UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Geologic Resource Partners LLC

Address: 535 Boylston Street
         Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George R. Ireland
Title:  Principal of GRI Holdings LLC, the Managing Member
Phone:  617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts          November 12, 2009
   ---------------------      ---------------------          -----------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $50,458
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                        FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING  AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED  NONE

MAG SILVER CORP               COM         55903Q104    6,904     1,186,278 SH                      SOLE     1,186,278
MINEFINDERS LTD               COM         602900102   23,878     2,451,621 SH                      SOLE     2,451,621
NATIONAL COAL CORP          COM NEW       632381208    5,905     4,801,110 SH                      SOLE     4,801,110
PLATINUM GROUP METALS LTD   COM NEW       72765Q205   13,771    10,842,990 SH                      SOLE    10,842,990







SK 25742 0004 1045001